Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 200	€ 1,200
Prepaid expenses of licenses and software	6,700	7,400
Non-current prepayments	1,365	1,906
Current prepaid maintenance expenses	700	700
Noncurrent Prepayments Of Licensing Agreement	1,100	1,500
NonCurrent Prepaid Maintenance Expenses	200	300
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	300	400
Non-current prepayments	€ 100	€ 100